Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31, 2017	December 31, 2016
Machinery equipment	$1,143,605	$941,333
Electronic equipment	117,220	69,037
Office equipment	81,248	62,542
Motor vehicles	932,877	194,961
Buildings	106,038	89,661
Computer software	81,939	23,825
Construction in progress	8,350,135	-
Leasehold improvements	80,053	50,011
Total property, plant and equipment	10,893,115	1,431,370
Less: accumulated depreciation	(443,649)	(231,759)
Property, plant and equipment, net	$10,449,466	$1,199,611